Commitments (Details 4)	9 Months Ended
Mar. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year 1	$ 5,960,000
Year 2	3,973,333
Year 3	1,986,667
Year 4	$ 0